Eaton Vance

Government Opportunities Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 43.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$40	$42,730
Series 1822, Class Z, 6.90%, 3/15/26	239	262,215
Series 1829, Class ZB, 6.50%, 3/15/26	61	64,488
Series 1896, Class Z, 6.00%, 9/15/26	113	121,412
Series 2075, Class PH, 6.50%, 8/15/28	59	65,677
Series 2091, Class ZC, 6.00%, 11/15/28	201	219,203
Series 2102, Class Z, 6.00%, 12/15/28	52	57,544
Series 2115, Class K, 6.00%, 1/15/29	454	492,817
Series 2142, Class Z, 6.50%, 4/15/29	127	142,432
Series 4039, Class ME, 2.00%, 12/15/40	563	557,927
Series 4204, Class AF, 3.402%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	2,855	2,860,602
Series 4259, Class UE, 2.50%, 5/15/43	2,221	2,222,741
Series 4337, Class YT, 3.50%, 4/15/49	5,559	5,650,560
Series 4385, Class SC, 3.728%, (9.33% - 1 mo. USD LIBOR x 2.33), 9/15/44(2)	95	97,446
Series 4407, Class LN, 3.723%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(2)	108	109,680
Series 4495, Class JA, 3.50%, 5/15/45	694	695,844
Series 4584, Class PM, 3.00%, 5/15/46	2,238	2,270,173
Series 4639, Class KF, 3.702%, (1 mo. USD LIBOR + 1.30%), 12/15/44(1)	6,845	6,966,348
Series 4746, Class CZ, 4.00%, 11/15/47	1,101	1,105,571
Series 4754, Class FJ, 3.402%, (1 mo. USD LIBOR + 1.00%), 4/15/44(1)	7,902	7,916,584
Series 4767, Class FK, 3.44%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	2,050	2,051,401
Series 4767, Class KF, 3.44%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	1,351	1,352,737
Series 4768, Class JF, 3.402%, (1 mo. USD LIBOR + 1.00%), 2/15/48(1)	986	988,958
Series 4776, Class C, 4.50%, 3/15/43	4,265	4,447,156
Series 4845, Class EA, 4.50%, 6/15/43	2,324	2,373,421
Series 4846, Class EA, 4.50%, 8/15/43	1,562	1,595,179
Series 4858, Class LA, 4.50%, 8/15/43	2,285	2,405,234
Series 4859, Class GA, 4.50%, 10/15/43	3,981	4,064,935
Series 4903, Class EZ, 4.00%, 9/15/48	3,000	3,001,903
Interest Only:(3)
Series 362, Class C12, 4.00%, 12/15/47	6,230	1,164,510
Series 4520, Class PI, 4.00%, 8/15/45	4,726	503,940
Series 4676, Class DI, 4.00%, 7/15/44	5,619	512,736
Series 4693, Class EI, 3.50%, 8/15/42	9,255	761,351
Series 4700, Class WI, 3.50%, 1/15/44	4,024	337,320
Series 4749, Class IL, 4.00%, 12/15/47	4,227	730,653
Series 4756, Class KI, 4.00%, 1/15/48	4,727	829,784
Series 4767, Class IM, 4.00%, 5/15/45	4,279	429,578
Series 4768, Class IO, 4.00%, 3/15/48	3,449	603,990
Series 4772, Class PI, 4.00%, 1/15/48	5,021	904,383
Series 4791, Class JI, 4.00%, 5/15/48	9,706	1,529,969
Principal Only:(4)
Series 246, Class PO, 0.00%, 5/15/37	2,895	2,703,913

Security	Principal Amount (000’s omitted)	Value
Series 3435, Class PO, 0.00%, 4/15/38	$2,698	$2,412,142

		$67,627,187

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.766%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	$3,000	$3,076,372
Series 2018-DNA1, Class M2, 4.066%, (1 mo. USD LIBOR + 1.80%), 7/25/30(1)	1,998	1,993,238

		$5,069,610

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$12	$12,031
Series G92-44, Class ZQ, 8.00%, 7/25/22	1	663
Series 1993-16, Class Z, 7.50%, 2/25/23	48	51,131
Series 1993-39, Class Z, 7.50%, 4/25/23	133	142,378
Series 1993-45, Class Z, 7.00%, 4/25/23	149	157,163
Series 1993-149, Class M, 7.00%, 8/25/23	60	64,456
Series 1993-178, Class PK, 6.50%, 9/25/23	134	142,039
Series 1994-40, Class Z, 6.50%, 3/25/24	151	161,482
Series 1994-42, Class K, 6.50%, 4/25/24	631	673,171
Series 1994-82, Class Z, 8.00%, 5/25/24	196	212,608
Series 2000-49, Class A, 8.00%, 3/18/27	208	232,852
Series 2001-81, Class HE, 6.50%, 1/25/32	438	489,488
Series 2002-1, Class G, 7.00%, 7/25/23	73	78,206
Series 2005-37, Class SU, 20.136%, (29.2% - 1 mo. USD LIBOR x 4.00), 3/25/35(2)	83	88,532
Series 2012-35, Class GE, 3.00%, 5/25/40	1,790	1,800,462
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,465	3,166,163
Series 2013-52, Class MD, 1.25%, 6/25/43	2,661	2,489,967
Series 2013-122, Class ES, 3.266%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	1,792	1,772,652
Series 2016-89, Class ZH, 3.00%, 12/25/46	2,006	2,029,734
Series 2017-75, Class Z, 3.00%, 9/25/57	3,699	3,656,165
Series 2017-76, Class Z, 3.00%, 10/25/57	1,355	1,334,476
Series 2017-110, Class Z, 3.00%, 2/25/57	764	753,797
Series 2018-14, Class TF, 3.402%, (1 mo. USD LIBOR + 1.00%), 3/25/48(1)	2,369	2,367,081
Series 2018-18, Class QD, 4.50%, 5/25/45	3,860	4,074,185
Series 2018-50, Class MZ, 4.50%, 7/25/48	670	671,999
Series 2019-1, Class FH, 3.489%, (1 mo. USD LIBOR + 1.00%), 2/25/49(1)	2,958	2,958,490
Series 2019-15, Class Z, 4.50%, 4/25/49	3,501	3,515,950
Series 2019-41, Class ZM, 4.00%, 8/25/49	3,000	3,004,192
Series 2019-44, Class ZP, 4.00%, 8/25/49	3,000	3,006,036
Interest Only:(3)
Series 417, Class C8, 4.00%, 2/25/43	8,808	1,386,408
Series 2018-21, Class IO, 3.00%, 4/25/48	13,922	2,198,590
Series 2019-1, Class SA, 2.91%, (5.40% - 1 mo. USD LIBOR), 2/25/49(2)	11,660	1,579,352
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	2,081	1,903,573
Series 2014-17, Class PO, 0.00%, 4/25/44	2,650	2,249,496

		$48,424,968

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C07, Class 1M2C, 4.666%, (1 mo. USD LIBOR + 2.40%), 5/28/30(1)	$1,491	$1,497,041
Series 2018-C01, Class 1M2, 4.516%, (1 mo. USD LIBOR + 2.25%), 7/25/30(1)	3,000	3,038,867

		$4,535,908

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$559,238
Series 2015-62, Class PQ, 3.00%, 5/20/45	972	980,995

Security	Principal Amount (000’s omitted)	Value
Series 2016-129, Class ZC, 2.00%, 6/20/45	$182	$178,824
Series 2017-137, Class AF, 2.985%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	4,444	4,444,933
Series 2019-82, Class DZ, 4.00%, 6/20/49	2,007	2,021,043
Interest Only:(3)
Series 2018-112, Class SA, 3.929%, (6.20% - 1 mo. USD LIBOR), 8/20/48(2)	8,443	1,191,959
Series 2018-127, Class SG, 3.979%, (6.25% - 1 mo. USD LIBOR), 9/20/48(2)	14,691	1,782,727
Series 2019-27, Class SA, 3.779%, (6.05% - 1 mo. USD LIBOR), 2/20/49(2)	13,067	2,121,966
Series 2019-38, Class SQ, 3.779%, (6.05% - 1 mo. USD LIBOR), 3/20/49(2)	10,032	1,602,486
Series 2019-43, Class BS, 3.779%, (6.05% - 1 mo. USD LIBOR), 4/20/49(2)	14,573	2,393,390

		$17,277,561

Total Collateralized Mortgage Obligations (identified cost $147,924,741)		$142,935,234

Mortgage Pass-Throughs — 53.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.872%, (COF + 1.25%), with maturity at 2035(5)	$2,490	$2,472,463
2.877%, (COF + 1.25%), with maturity at 2034(5)	674	676,948
4.50%, with various maturities to 2049	9,738	10,299,900
4.786%, (1 yr. CMT + 2.25%), with maturity at 2038(5)	1,292	1,361,971
4.801%, (1 yr. CMT + 2.23%), with maturity at 2036(5)	1,378	1,451,225
5.50%, with maturity at 2032	123	133,191
6.00%, with maturity at 2033	132	149,817
6.50%, with various maturities to 2028	1,745	1,846,459
6.87%, with maturity at 2024	27	27,726
7.00%, with various maturities to 2025	937	984,290
7.09%, with maturity at 2023	110	112,905
7.25%, with maturity at 2022	67	68,601
7.31%, with maturity at 2027	11	12,105
7.50%, with various maturities to 2024	170	178,452
7.78%, with maturity at 2022	6	5,968
8.00%, with various maturities to 2026	180	183,105
8.15%, with various maturities to 2021	3	2,858
8.50%, with various maturities to 2031	988	1,107,689
9.00%, with various maturities to 2027	40	41,810
9.50%, with various maturities to 2026	50	51,480
10.50%, with maturity at 2020	7	7,659

		$21,176,622

Federal National Mortgage Association:
2.208%, (COF + 1.25%), with various maturities to 2035(5)	$9,144	$8,971,012
2.316%, (COF + 1.25%), with maturity at 2035(5)	489	482,113
2.345%, (COF + 1.25%), with various maturities to 2044(5)	1,071	1,055,949
2.416%, (COF + 1.25%), with various maturities to 2033(5)	959	949,146
2.521%, (COF + 1.25%), with maturity at 2037(5)	1,676	1,663,987
2.882%, (COF + 1.25%), with maturity at 2036(5)	402	398,683
3.381%, (COF + 1.25%), with maturity at 2036(5)	303	305,733
3.384%, (COF + 2.38%), with maturity at 2027(5)	310	312,438
3.445%, (COF + 1.25%), with maturity at 2034(5)	1,402	1,430,726

Security	Principal Amount (000’s omitted)		Value
3.586%, (COF + 1.25%), with maturity at 2035(5)	$1,208		$1,230,502
3.779%, (COF + 1.79%), with maturity at 2036(5)	5,447		5,582,967
3.832%, (COF + 1.25%), with maturity at 2034(5)	1,272		1,297,195
3.964%, (COF + 1.25%), with maturity at 2036(5)	82		84,646
3.997%, (COF + 1.73%), with maturity at 2035(5)	1,415		1,461,522
4.50%, with various maturities to 2049	37,586		39,720,202
4.562%, (1 yr. CMT + 2.12%), with maturity at 2040(5)	418		438,290
4.601%, (COF + 1.87%), with maturity at 2034(5)	2,244		2,323,236
5.00%, with various maturities to 2049	2,963		3,170,651
5.50%, with maturity at 2030	163		175,491
6.00%, with various maturities to 2032	534		583,208
6.443%, with maturity at 2025(6)	57		61,489
6.445%, (COF + 1.80%), with maturity at 2021(5)	16		16,474
7.00%, with various maturities to 2032	3,563		4,052,458
7.50%, with various maturities to 2035	1,764		1,978,248
7.875%, with maturity at 2021	60		61,380
8.00%, with maturity at 2034	1,700		1,887,568
8.031%, with maturity at 2030(6)	4		4,218
8.25%, with maturity at 2025	40		42,168
8.33%, with maturity at 2020	2		2,328
8.454%, with maturity at 2021(6)	3		2,855
8.50%, with maturity at 2037	317		353,899
9.00%, with various maturities to 2026	42		46,263
9.469%, with maturity at 2025(6)	0	(7)	113
9.50%, with maturity at 2021(6)	0	(7)	58
9.50%, with various maturities to 2030	35		37,279
9.501%, with maturity at 2025(6)	2		1,758
9.52%, with maturity at 2021(6)	4		3,941
9.942%, with maturity at 2023(6)	3		2,746
10.00%, with maturity at 2021(6)	0	(7)	152
11.00%, with maturity at 2021(6)	0	(7)	41

			$80,193,133

Government National Mortgage Association:
4.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(5)	$202		$206,334
4.50%, with various maturities to 2049	32,111		33,680,094
4.50%, TBA, with maturity at 2049	25,000		26,041,236
5.00%, with various maturities to 2049	15,630		16,402,178
7.50%, with maturity at 2025	213		227,420
8.30%, with maturity at 2020	0	(7)	26
9.50%, with various maturities to 2025	47		49,235

			$76,606,523

Total Mortgage Pass-Throughs (identified cost $177,798,549)			$177,976,278

U.S. Government Guaranteed Small Business Administration Loans — 1.9%(8)

Security	Principal Amount (000’s omitted)		Value
0.16%, 7/15/37 to 5/15/42	$592		$3,670
0.23%, 1/15/37 to 12/15/37	2,053		16,608

Security	Principal Amount (000’s omitted)	Value
0.41%, 6/15/42 to 7/15/42	$230	$4,006
0.48%, 3/15/37 to 12/15/37	3,122	52,035
0.66%, 4/15/42 to 7/15/42	383	10,721
0.73%, 3/15/37 to 10/15/42	2,875	75,473
0.81%, 10/15/37	161	4,545
0.91%, 5/15/42 to 7/15/42	896	34,779
0.98%, 9/15/37 to 11/15/37	3,367	116,935
1.23%, 8/15/37 to 12/15/37	2,591	112,582
1.61%, 5/15/42	3,215	216,067
1.86%, 9/15/42 to 1/15/43	10,282	840,364
1.89%, 11/15/42	1,535	124,547
2.11%, 10/15/42 to 12/15/42	4,104	371,999
2.36%, 9/15/42 to 1/15/43	13,144	1,391,471
2.61%, 12/15/42 to 1/15/43	6,353	749,727
2.86%, 7/15/42 to 2/15/43	14,731	1,847,977
3.11%, 12/15/42	2,989	406,992

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $7,107,153)		$6,380,498

Asset-Backed Securities — 5.8%

Security	Principal Amount (000’s omitted)	Value
Invitation Homes Trust:
Series 2017-SFR2, Class E, 4.564%, (1 mo. USD LIBOR + 2.25%), 12/17/36(1)(9)	$265	$265,398
Series 2018-SFR2, Class E, 4.325%, (1 mo. USD LIBOR + 2.00%), 6/17/37(1)(9)	4,229	4,251,861
Series 2018-SFR3, Class E, 4.314%, (1 mo. USD LIBOR + 2.00%), 7/17/37(1)(9)	3,000	3,008,504
NRZ Excess Spread-Collateralized Notes:
Series 2018-PLS1, Class D, 4.374%, 1/25/23(9)	4,289	4,304,495
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 5.116%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(9)	5,000	5,013,068
Series 2018-GT2, Class A, 4.916%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(9)	2,430	2,441,183

Total Asset-Backed Securities (identified cost $19,414,470)		$19,284,509

U.S. Treasury Obligations — 8.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/24(10)(11)	$28,937	$29,243,380

Total U.S. Treasury Obligations (identified cost $29,208,395)		$29,243,380

Short-Term Investments — 0.0%(12)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(13)	18,935	$18,935

Total Short-Term Investments (identified cost $18,933)		$18,935

Total Investments — 113.2% (identified cost $381,472,241)		$375,838,834

TBA Sale Commitments — (7.9)%

Mortgage Pass-Throughs — (7.9)%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 4.50%, 8/13/49	$(25,000)	$(26,213,519)

Total Mortgage Pass-Throughs (identified cost $26,125,000)		$(26,213,519)

Total TBA Sale Commitments (identified cost $26,125,000)		$(26,213,519)

Other Assets, Less Liabilities — (5.3)%		$(17,537,063)

Net Assets — 100.0%		$332,088,252

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2019.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2019.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2019.

(7)	Principal amount is less than $500.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $19,284,509 or 5.8% of the Fund’s net assets.

(10)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(11)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(12)	Amount is less than 0.05%.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $245,868.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	280	Short	9/30/19	$(32,915,313)	$41,562
U.S. Ultra-Long Treasury Bond	58	Long	9/19/19	10,298,625	288,188

					$329,750

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts to enhance total return, to change the overall duration of its portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $329,750.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2019 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid	Principal Amount	Value Including Accrued Interest	U.S. Treasury Securities Pledged as Collateral
Mitsubishi UFJ Financial Group	7/30/19	8/7/19	2.45%	$15,412,500	$15,413,549	$15,158,867

Total				$15,412,500	$15,413,549	$15,158,867

At July 31, 2019, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2019. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$142,935,234	$—	$142,935,234
Mortgage Pass-Throughs	—	177,976,278	—	177,976,278
U.S. Government Guaranteed Small Business Administration Loans	—	6,380,498	—	6,380,498
Asset-Backed Securities	—	19,284,509	—	19,284,509
U.S. Treasury Obligations	—	29,243,380	—	29,243,380
Short-Term Investments	—	18,935	—	18,935
Total Investments	$—	$375,838,834	$—	$375,838,834
Futures Contracts	$329,750	$—	$—	$329,750
Total	$329,750	$375,838,834	$—	$376,168,584

Liability Description
TBA Sale Commitments	$—	$(26,213,519)	$—	$(26,213,519)

The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as a liability and are subsequently valued at the current market value of the underlying security in accordance with the Fund’s policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment.

Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.